Asset and Goodwill Impairment Testing - Summary of Pre-tax Impairment Reversal and (Asset Impairments) Recorded in Statement of Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
Asset impairments	$ 1,244	$ 2,690
Frontier oil sands project
Disclosure of impairment loss and reversal of impairment loss [line items]
Asset impairments	0	1,129
Fort Hills CGU
Disclosure of impairment loss and reversal of impairment loss [line items]
Asset impairments	1,244	1,241
Steelmaking coal CGU
Disclosure of impairment loss and reversal of impairment loss [line items]
Asset impairments	0	289
Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Asset impairments	$ 0	$ 31